Document and Entity Information	Apr. 10, 2017
Prospectus:
Document Type	497
Document Period End Date	Apr. 10, 2017
Registrant Name	MFS SERIES TRUST XIII
Central Index Key	0000356349
Amendment Flag	false
Document Creation Date	Apr. 10, 2017
Document Effective Date	Apr. 10, 2017
Prospectus Date	Jun. 28, 2016
MFS® Diversified Income Fund | A
Prospectus:
Trading Symbol	DIFAX
MFS® Diversified Income Fund | C
Prospectus:
Trading Symbol	DIFCX
MFS® Diversified Income Fund | I
Prospectus:
Trading Symbol	DIFIX
MFS® Diversified Income Fund | R1
Prospectus:
Trading Symbol	DIFDX
MFS® Diversified Income Fund | R2
Prospectus:
Trading Symbol	DIFEX
MFS® Diversified Income Fund | R3
Prospectus:
Trading Symbol	DIFFX
MFS® Diversified Income Fund | R4
Prospectus:
Trading Symbol	DIFGX
MFS® Diversified Income Fund | R6
Prospectus:
Trading Symbol	DIFHX
MFS® Government Securities Fund | I
Prospectus:
Trading Symbol	MGSIX
MFS® Government Securities Fund | A
Prospectus:
Trading Symbol	MFGSX
MFS® Government Securities Fund | R4
Prospectus:
Trading Symbol	MFGJX
MFS® Government Securities Fund | B
Prospectus:
Trading Symbol	MFGBX
MFS® Government Securities Fund | C
Prospectus:
Trading Symbol	MFGDX
MFS® Government Securities Fund | R1
Prospectus:
Trading Symbol	MFGGX
MFS® Government Securities Fund | R2
Prospectus:
Trading Symbol	MGVSX
MFS® Government Securities Fund | R3
Prospectus:
Trading Symbol	MFGHX
MFS® Government Securities Fund | R6
Prospectus:
Trading Symbol	MFGKX
MFS® New Discovery Value Fund | A
Prospectus:
Trading Symbol	NDVAX
MFS® New Discovery Value Fund | B
Prospectus:
Trading Symbol	NDVBX
MFS® New Discovery Value Fund | C
Prospectus:
Trading Symbol	NDVCX
MFS® New Discovery Value Fund | I
Prospectus:
Trading Symbol	NDVIX
MFS® New Discovery Value Fund | R1
Prospectus:
Trading Symbol	NDVRX
MFS® New Discovery Value Fund | R2
Prospectus:
Trading Symbol	NDVSX
MFS® New Discovery Value Fund | R3
Prospectus:
Trading Symbol	NDVTX
MFS® New Discovery Value Fund | R4
Prospectus:
Trading Symbol	NDVUX
MFS® New Discovery Value Fund | R6
Prospectus:
Trading Symbol	NDVVX